Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.0%
Communication Services - 4.3%
2,447,369	Alphabet, Inc. - Class A*	234,090,845
Consumer Discretionary - 10.6%
1,827,915	Amazon.com, Inc.*	206,554,395
90,768	Chipotle Mexican Grill, Inc.*	136,402,520
430,674	Home Depot, Inc.	118,840,183
1,424,443	NIKE, Inc.	118,399,702
		580,196,800
Financials - 5.0%
1,427,258	Blackstone, Inc.	119,461,495
371,929	MSCI, Inc.	156,875,933
		276,337,428
Health Care - 23.5%
316,583	Bio-Rad Laboratories, Inc.*	132,059,433
1,021,330	Danaher Corp.	263,799,326
1,683,276	Edwards Lifesciences Corp.*	139,089,096
416,207	IDEXX Laboratories, Inc.*	135,600,240
439,821	Thermo Fisher Scientific, Inc.	223,072,813
551,313	UnitedHealth Group, Inc.	278,435,117
461,222	West Pharmaceutical Services, Inc.	113,497,510
		1,285,553,535
Industrials - 7.7%
401,864	Enphase Energy, Inc.*	111,505,204
2,022,735	Fortive Corp.	117,925,451
1,132,023	Verisk Analytics, Inc.	193,043,882
		422,474,537
Information Technology - 39.8%
332,818	Adobe, Inc.*	91,591,513
1,075,939	Analog Devices, Inc.	149,921,340
498,120	Atlassian Corp. PLC*	104,899,091
766,735	Autodesk, Inc.*	143,226,098
1,116,526	Block, Inc.*	61,397,765
1,150,472	Cadence Design Systems, Inc.*	188,021,639
3,922,970	Dynatrace, Inc.*	136,558,586
580,771	Intuit, Inc.	224,944,224
2,882,586	Marvell Technology, Inc.	123,691,765
1,097,339	Microsoft Corp.	255,570,253
436,869	Monolithic Power Systems, Inc.	158,758,195
1,158,590	NVIDIA Corp.	140,641,240
401,448	ServiceNow, Inc.*	151,590,779
1,405,805	Visa, Inc.	249,741,258
		2,180,553,746
Materials - 2.1%
785,922	Ecolab, Inc.	113,502,855
Total Common Stocks (Cost $4,570,483,080)		5,092,709,746

Real Estate Investment Trusts - 4.5%
1,140,141	American Tower Corp.	244,788,273
Total Real Estate Investment Trusts (Cost $248,140,196)		244,788,273

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
133,887,267	First American Government Obligations Fund - Class Z, 2.74%#	133,887,267
Total Short-Term Investments (Cost $133,887,267)		133,887,267
Total Investments - 99.9% (Cost $4,952,510,543)		5,471,385,286
Other Assets in Excess of Liabilities - 0.1%		6,759,176
NET ASSETS - 100.0%		$5,478,144,462

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.